Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Schedule of Maturities of Time Deposits	A schedule of maturities of time deposits at December 31, 2016 follows (in thousands):

Year Ending December 31,	Amount
2017	$15,216
2018	4,540
2019	588
2020	379

$20,723